GS Mortgage Securities Corp. ABS-15G

Exhibit 99.1 - Schedule 2

XXX Loan Number	Seller ID Number	Finding ID	Deal Num	Investor Loan Number	Deal Specific Name	Exception ID	Last Name	Loan Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Status Comment
300000010	XXX	FCRE8999	XXXX	FCRE8999	XXXXX	Loan Purchase	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	No Credit Findings	Cleared	1	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																								Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
300000010	XXX	FCOM8997	XXXX	FCOM8997	XXXXX	Loan Purchase	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	No Compliance Findings	Cleared	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																								Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
300000010	XXX	FPRO8998	XXXX	FPRO8998	XXXXX	Loan Purchase	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Property	No Property Findings	Cleared	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																								Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
300000012	XXX	FCRE8999	XXXX	FCRE8999	XXXXX	Cash Out: Other/Multi purpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	No Credit Findings	Cleared	1	No Credit Findings	No Credit Findings. The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																								Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
300000012	XXX	FPRO8998	XXXX	FPRO8998	XXXXX	Cash Out: Other/Multi purpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Property	No Property Findings	Cleared	1	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																								Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
300000012	XXX	FCOM8997	XXXX	FCOM8997	XXXXX	Cash Out: Other/Multi purpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Compliance	No Compliance Findings	Cleared	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																								Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
300000016	XXX	XXXXX			XXXX	XXXXX	XXXXX	Cash Out: Other/Multi purpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	Excessive LTV Ratio	Acknowledged	09/05/2024	2	Excessive LTV Ratio	XXX% LTV > XXX% limit for Refi Cash Out transaction with XXX FICO. Deducted XXX% LTV for XXX.	20240905: Please review, thank you.	09/05/2024	XXX months reserves greater than program requirement, XXX months reserves greater than program requirement
300000016	XXX	XXXXX			XXXX	XXXXX	XXXXX	Cash Out: Other/Multi purpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	Subject Property Lease - Missing or Defective	Acknowledged	08/29/2024	2	Subject Property Lease - Missing or Defective	Missing lease agreement for subject located at: XXX.	20240829: XXXX exception in file.	08/29/2024	XXX months reserves greater than program requirement, XXX months reserves greater than program requirement
300000014	XXX	XXX-01			XXXX	XXX-01	XXXXX	Cash Out: Other/Multi purpose/Unknown purpose	Owner Occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	XXXX	Credit	No Credit Findings	Cleared		1	No Credit Findings	The loan meets all applicable guidelines